INCOME TAX (Details 2) $ in Thousands	Dec. 31, 2021 USD ($)
2030	$ 432
2031	706
2032	540
2033	1,929
2034	3,020
2035	3,005
2036	2,130
2037	1,166
2038	1,614
2039	1,556
2040	3,375
2041	8,228
Non Capital Losses	$ 27,701